Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Deferred Taxes

The Company’s deferred taxes as of December 31, 2022 and 2021 consist of the following:

	2022	2021
Non-Current deferred tax asset:
Net operating loss carryforwards	$924,000	$339,000
Valuation allowance	(924,000)	(339,000)
Net non-current deferred tax asset	$—	$—